TAX PAYABLE (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
NOTE RECEIVABLES (Details Narrative)
VAT rate	6.00%
Tax payables	$ 828,695
Statutory income tax rates	25.00%